Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory

31.12.23 31.12.22
USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional amounts
related to
derivative financial
assets and
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Derivative
financial
liabilities
Notional amounts
related to
derivative financial
assets and
liabilities
2,3
Other
notional
amounts
2,4
Interest rate 35.3 32.8 2,471.7 13,749.0 39.8 37.5 2,080.3 11,255.4 of which: forwards (OTC)
1
0.1 0.0 114.0 1,061.4 0.2 0.0 72.3 792.7
of which: swaps (OTC) 23.0 18.2 788.0 11,884.1 25.2 19.8 607.1 9,728.6 of which: options (OTC) 12.1 14.4 1,569.4 14.2 17.5 1,392.5
of which: futures (ETD) 707.4 606.3
of which: options (ETD) 0.0 0.0 0.2 96.1 0.0 0.0 8.3 127.7
Credit derivatives 1.8 1.6 93.1 1.0 1.2 73.9
of which: credit default swaps (OTC) 1.6 1.5 91.4 0.9 1.0 71.0 of which: total return swaps (OTC) 0.0 0.1 0.7 0.1 0.2 1.2
Foreign exchange 65.4 71.7 6,367.1 179.6 85.5 88.5 6,080.1 40.1 of which: forwards (OTC) 15.6 18.9 1,881.7 26.5 28.6 1,763.8 of which: swaps (OTC)
43.5 46.7 3,587.2 178.7 49.6 50.4 3,233.0 38.4
of which: options (OTC) 6.2 6.1 892.6 9.3 9.2 1,073.2
Equity / index 27.3 32.9 1,191.1 84.3 22.2 26.1 885.8 63.4
of which: swaps (OTC) 6.0 8.9 263.4 5.3 6.6 217.4
of which: options (OTC) 2.8 5.9 193.4 2.8 4.4 140.6
of which: futures (ETD) 77.3 52.2
of which: options (ETD) 10.3 10.0 732.7 6.9 9.0 8.1 526.7 11.2 of which: client-cleared transactions (ETD) 8.1 8 5.1 7.0
Commodities 1.6 1.3 128.6 15.5 1.4 1.4 132.3 17.6
of which: swaps (OTC) 0.7 0.5 44.8 0.5 0.7 38.5
of which: options (OTC) 0.6 0.3 38.4 0.4 0.3 29.1
of which: futures (ETD) 13.0 16.4
of which: forwards (ETD) 0.0 0.0 31.5 0.0 0.0 47.7
of which: client-cleared transactions (ETD) 0.2 0.3 0.2 0.3
Other
5 0.3 0.4 86.0 0.2 0.1 49.7
Total derivative instruments,

based on IFRS netting
6
131.7 140.7 10,337.6 14,028.4 150.1 154.9 9,302.1 11,376.5
1 Includes certain

forward starting repurchase

and reverse repurchase agreements

that are classified

as measured at

fair value

through profit or

loss and are recognized

within derivative instruments.

2 In cases
where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross basis.

3 Notional
amounts of client-cleared ETD and OTC transactions through central clearing counterparties are not disclosed, as they have a significantly different risk profile.

4 Other notional amounts relate to derivatives that are
cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on

derivative instruments, and was

not material for any of the periods

presented.

5 Includes mainly derivative

loan commitments measured at FVTPL, as well

as unsettled
purchases and sales of non-derivative financial instruments

for which the changes in the fair value

between trade date and settlement date are

recognized as derivative financial instruments.

6 Derivative financial
assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of

business and in the event of
default, bankruptcy or insolvency of the entity and all of

the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 21 for more information
on netting arrangements.